Share capital	6 Months Ended
Jun. 30, 2022
Share capital.
Share capital

12. Share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2021	32,848,635	(5,729,861)	27,118,774
Issue of shares – capital increase	16,424,317	(9,524,317)	6,900,000
Settlement of supplier invoices	—	80,306	80,306
Net purchase of treasury shares under liquidity agreement	—	(19,448)	(19,448)
Other net sale of treasury shares	—	39,940	39,940
Balance as of June 30, 2021	49,272,952	(15,153,380)	34,119,572

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2022	49,272,952	(11,374,803)	37,898,149
Issue of shares – capital increase	16,000,000	(16,000,000)	—
Net purchase of treasury shares under liquidity agreement	—	(21,949)	(21,949)
Balance as of June 30, 2022	65,272,952	(27,396,752)	37,876,200

The Company maintains a liquidity agreement with Kepler Capital Markets SA (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of June 30, 2022, 113,319 (December 31, 2021: 91,370) treasury shares are recorded under this agreement in the treasury share reserve and CHF 3,561 (December 31,2021: CHF 17,145) is recorded in other financial assets.

As of June 30, 2022, the total outstanding share capital is CHF 37,876,200 consisting of 37,876,200 shares excluding 27,396,752 treasury shares. As of December 31, 2021, the total outstanding share capital was CHF 37,898,149 consisting of 37,898,149 shares excluding 11,374,803 treasury shares. All shares have a nominal value of CHF 1.00.

On February 2, 2022, the Company issued 16,000,000 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA, at CHF 1.00. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital. Directly related share issuance costs of CHF 0.2 million were recorded as a deduction in equity.

On December 16, 2021, the Group entered into a securities purchase agreement with Armistice Capital LLC and sold 3,752,202 treasury shares in the form of 625,367 american depositary share (ADS) listed on the nasdaq stock market at a price of USD 1.08 (CHF 1.00) per share, equivalent to USD 6.50 (CHF 6.00) per ADS. In addition, 5,478,570 pre-funded warrants in the form of 913,095 ADS were sold at a price of USD 1.08 (CHF 0.99) per share, equivalent to USD 6.49 (CHF 5.99) per ADS with an exercise price of USD 0.01 per ADS. The total gross proceeds of this offering amounted to USD 10 million (CHF 9.2 million) and directly related share issuance costs of CHF 1.4 million were recorded as a deduction in equity for the year ended December 31, 2021 of which CHF 0.5 million has been paid during the first quarter of 2022. The Group additionally issued to Armistice Capital LLC, 9,230,772 warrants to purchase 1,538,462 ADS with an exercise price of USD 1.08 (CHF 1.00) per share, equivalent to USD 6.5 (CHF 6.00) per ADS. The fair value of each of the warrants issued is CHF 0.40 per share, CHF 2.4 per ADS, and has been calculated using the Black-Scholes valuation model and recorded in equity as a cost of the offering for the year ended December 31, 2021, with a volatility of 55.57% and an annual risk-free rate of -0.64%. The total value of the warrants issued amounted to CHF 3.7 million.

On April 23, 2021, the Company issued 9,524,317 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA, at CHF 1.00. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital.

On January 8, 2021, the Company issued 6,900,000 registered shares, with a nominal value of CHF 1.00 each, at an issue price of CHF 1.46. Out of the total new shares, 6,750,000 are in the form of ADS. The gross proceeds amounted to CHF 10.1 million (USD 11.5 million) and directly related share issuance costs of CHF 1.8 million were recorded as a deduction in equity as of June 30, 2021.

On June 21, 2022 the Group entered into a new sale agency agreement with Kepler Chevreux whose substantive terms are aligned with the agreement entered into on August 24, 2020 that expired on December 31, 2021. No treasury shares were sold during the six-month period ended June 30, 2022 under the sale agency agreement, whilst 39,940 treasury shares were sold, for a gross amount of CHF 80,944 during the six -month period ended June 30, 2021.

In addition, the Group did not use its treasury shares to pay consultants during the six-month period ended June 30, 2022, whilst during the six-month period ended June 30, 2021, the Group used 80,306 treasury shares to purchase services from consultants including 41,937 treasury shares for Roger Mills, the Group’s Chief Medical Officer. The total value of consulting services settled in shares was CHF 115,421.